CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Total revenues		$ 462,439,368	$ 401,624,981	$ 356,525,127
Cost of revenues		(203,170,685)	(163,044,490)	(104,846,495)
Selling, general and administrative expenses		(336,873,524)	(286,687,587)	(198,424,922)
Goodwill impairment charge	(417,822,304)		(417,822,304)
Other operating income		6,475,023	6,180,360	4,080,900
Income (loss) from operations		(71,129,818)	(459,749,040)	57,334,610
Interest income		1,606,462	2,626,919	2,807,831
Other income (loss), net		(732,870)	(10,457,211)	1,508,269
Income (loss) before taxes and equity in affiliates		(70,256,226)	(467,579,332)	61,650,710
Income tax (expense) benefit		(1,168,654)	2,723,930	(12,696,234)
Income (loss) before equity in affiliates		(71,424,880)	(464,855,402)	48,954,476
Income (loss) from equity in affiliates		375,509	(165,110)	(278,662)
Net income (loss)		(71,049,371)	(465,020,512)	48,675,814
Less: Net income (loss) attributable to non-controlling interest		(14,077,967)	(194,663,431)	12,521,421
Net income (loss) attributable to E-House shareholders		$ (56,971,404)	$ (270,357,081)	$ 36,154,393
Earnings (loss) per share:
Basic (in dollars per share)		$ (0.54)	$ (3.39)	$ 0.45
Diluted (in dollars per share)		$ (0.54)	$ (3.39)	$ 0.44
Shares used in computation:
Basic (in shares)		106,159,388	79,769,823	80,287,171
Diluted (in shares)		106,159,388	79,769,823	81,302,622